SHAREHOLDERS' EQUITY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended		12 Months Ended
	Dec. 11, 2015 $ / shares	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Aug. 10, 2015 USD ($) $ / shares	Jul. 28, 2014 $ / shares	Jan. 07, 2014 $ / shares	Nov. 30, 2014 CNY (¥)	Apr. 30, 2014 CNY (¥)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Consideration to repurchase shares | $									$ 3,111			$ 982
Date declared					Jul. 28, 2014	Jan. 07, 2014
Amount of dividend paid		$ 44,484	¥ 288,157				¥ 251,979	¥ 201,583	$ 44,065	¥ 285,444
Special dividend per share					$ 0.30	$ 0.24			$ 0.00		$ 0.00	$ 0.00
Dividends payable, date to be paid					2014-11	2014-04
Ordinary shares [Member]
Shares repurchased | shares									1,842,099	1,842,099		651,108
Special dividend per share	$ 0.33
American Depositary Shares [Member]
Shares repurchased | shares									614,033	614,033	0	217,036
American Depositary Shares [Member] | Maximum [Member]
Consideration to repurchase shares | $				$ 20,000
Price per share				$ 7.99